Initial Public Offering (Details) - USD ($)		6 Months Ended	7 Months Ended
	Dec. 18, 2025	Jun. 30, 2026	Dec. 31, 2025
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued	41,400,000	41,400,000	41,400,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds (in Dollars)	$ 414,000,000	$ 414,000,000	$ 414,000,000
Number of public shares unit		1	1
Number of ordinary shares unit			1
IPO [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)			$ 0.49
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Exercise price per share (in Dollars per share)		$ 18	18
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of ordinary shares unit	1	1